Strategic investments	12 Months Ended
Dec. 31, 2022
Strategic investments [Abstract]
Strategic investments
December 31, December 31,
2022 2021
$ $
Beauce Gold Fields (“BGF”) shares – level 1 56,419 123,095
HPQ Silicon Inc. (“HPQ”) shares - level 1 5,415,749 12,306,196
HPQ warrants – level 3 770,466 2,472,368
6,242,634 14,901,659
(“BGF”) shares – level 1 (“HPQ”) shares - level 1 HPQ warrants – level 3
Quantity $ Quantity $ Quantity $
Balance, December 31, 2020 1,025,794 123,095 14,990,200 16,489,220 25,844,600 23,379,435
Additions
— —
8,268,000 8,070,109 — —
Exercised

— —
16,250,000 11,700,000 (16,250,000) (9,181,250)
Disposed
— —
(12,755,600) (14,252,732)
— —
Change in the fair value
—
—
—
(9,700,401)
—
(11,725,817)
Balance, December 31, 2021 1,025,794 123,095 26,752,600 12,306,196 9,594,600 2,472,368
Additions
— —
6,800,000 3,196,000 6,800,000 408,000
Disposed
— —
(11,447,500) (3,922,244)
— —
Change in the fair value
—
(66,676) — (6,164,203)
—
(2,109,902)
Balance, December 31, 2022 1,025,794 56,419 22,105,100 5,415,749 16,394,600 770,466
Number of Number of
warrants warrants
Exercise
Expiry date Dec 31, 2021 Additions Exercised Dec 31, 2022
price ($)

April 29, 2023 1,200,000
— —
1,200,000 0.10
June 2, 2023 4,394,600
— —
4,394,600 0.10
September 3, 2023 4,000,000
— —
4,000,000 0.61
April 20, 2024 — 6,800,000
—
6,800,000 0.60
9,594,600 6,800,000 — 16,394,600
Number of warrants 6,800,000
Date of issuance
April 20, 2022

Exercise price ($) 0.60
Assumptions under the Black-Scholes model:

Fair value of the shares ($) 0.47
Risk-free interest rate (%) 2.47
Expected volatility (%) 107.60
Expected dividend yield –
Contractual remaining life (number of months) 24
2022 2021
Number of warrants 1,200,000 4,394,600 4,000,000 6,800,000 1,200,000 4,394,600 4,000,000
Date of issuance April 29, 2020 June 2, 2020 Sept. 3, 2020 April 20, 2022 April 29, 2020 June 2, 2020 Sept. 3, 2020
Exercise price ($) 0.1 0.1 0.61 0.60 0.1 0.1 0.61
Assumptions under the Black-
Scholes model:
Fair value of the shares ($) 0.25 0.25 0.25 0.25 0.46 0.46 0.46
Risk-free interest rate (%) 4.03 4.03 4.03 4.03 1.22 1.22 1.22
Expected volatility (%) 80.55 73.74 76.85 74.58 89.88 94.01 110.47
Expected dividend yield – – – – – – –
Contractual remaining life (in
months) 4 5 8 16 16 17 20
12.

Strategic investments
The change in the strategic investments is summarized as

follows:
The Company owns 9.82
% on a

fully diluted basis

of HPQ as

at December 31, 2022 (2021 –
9.64
%) and has

other business
transactions with this entity– see notes 7(i) and 13.
The following table sets out the details and activity of the HPQ warrants:
2022 Transactions
6,800,000

common shares

and
6,800,000

warrants of

HPQ were purchased

in cash

for an amount

of $
3,604,000

in April
2022.
11,447,500

HPQ

common

shares

were

disposed

for

cash

amounts

totalling

$
3,922,244

resulting

in

a

realized

loss

of
$ 225,527 .
2021 Transactions
12,755,600

HPQ

common

shares

were

disposed

for

cash

amounts

totalling

$
14,252,732

resulting

in

a

realized

gain

of
$ 9,893,900 . 16,250,000

shares purchase warrants were

exercised in cash for a

total amount of $
2,518,750 . An amount of
$ 9,181,250

was transferred to the share value on the exercise

of the warrants.
8,268,000

common shares of HPQ were purchased in cash

for an amount of $
8,070,109 .
At inception, the

fair value of

the HPQ warrants

purchased in

2022 was measured

using the Black-Scholes

option pricing
model using the following assumptions:
As

at

December 31,

2022

and

2021,

the

fair

value

of

the

HPQ

warrants

was

measured

using

the

Black-Scholes

option
pricing model using the following assumptions:
As at December 31, 2022, a gain from

initial recognition of the warrants of $
280,926

($
510,573

– 2021) has been deferred
off balance sheet until realized.